PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY FUND

September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS-97.8%
COMMUNICATION SERVICES-1.0%
	Interactive Media & Services-0.7%
18,946	Ziff Davis, Inc.(1)	$921,912

	Movies & Entertainment-0.3%
150,500	Eventbrite, Inc.(1)	410,865

TOTAL COMMUNICATION SERVICES		1,332,777

CONSUMER DISCRETIONARY-6.9%
	Auto Parts & Equipment-1.0%
30,700	Fox Factory Holding Corp.(1)	1,274,050

	Automotive Retail-0.3%
10,800	Advance Auto Parts, Inc.	421,092

	Home Furnishings-0.3%
13,500	Lovesac Co.(1)	386,775

	Hotels, Resorts & Cruise Lines-0.9%
32,122	Hilton Grand Vacations, Inc.(1)	1,166,671

	Restaurants-3.4%
3,800	Cava Group, Inc.(1)	470,630
44,285	Dutch Bros, Inc., Class A(1)	1,418,449
68,699	First Watch Restaurant Group, Inc.(1)	1,071,704
3,411	Wingstop, Inc.	1,419,249
		4,380,032
	Retail-1.0%
33,187	Urban Outfitters, Inc.(1)	1,271,394

TOTAL CONSUMER DISCRETIONARY		8,900,014

CONSUMER STAPLES-6.0%
	Food Distributors-0.7%
17,479	Andersons, Inc.	876,397

	Food Retail-2.5%
28,582	Sprouts Farmers Market, Inc.(1)	3,155,739

	Packaged Foods & Meats-1.5%
154,000	BRC, Inc.(1)	526,680
41,946	Simply Good Foods Co.(1)	1,458,462
		1,985,142
	Personal Care Products-1.3%
8,824	elf Beauty, Inc.(1)	962,081
18,600	Oddity Tech, Ltd.(1)	751,068
		1,713,149
TOTAL CONSUMER STAPLES		7,730,427

Shares		Value
ENERGY-6.0%
	Oil & Gas Exploration & Production-5.2%
14,678	Civitas Resources, Inc.	$743,734
149,549	Comstock Resources, Inc.	1,664,480
4,900	Gulfport Energy Corp.(1)	741,615
56,538	Magnolia Oil & Gas Corp., Class A	1,380,658
20,494	Matador Resources Co.	1,012,813
30,500	Northern Oil & Gas, Inc.	1,080,005
		6,623,305
	Oil&Gas Services-0.8%
56,100	Liberty Energy, Inc., Class A	1,070,949

TOTAL ENERGY		7,694,254

FINANCIALS-16.8%
	Asset Management & Custody Banks-1.2%
28,962	Victory Capital Holdings, Inc., Class A	1,604,495

	Insurance Brokers-0.7%
9,800	Goosehead Insurance, Inc., Class A(1)	875,140

	Investment Banking & Brokerage-4.9%
11,704	PJT Partners, Inc.	1,560,611
50,693	Stifel Financial Corp.	4,760,073
		6,320,684
	Property & Casualty Insurance-1.0%
25,600	Employers Holdings, Inc.	1,228,032

	Regional Banks-7.9%
27,827	Ameris Bancorp	1,736,126
45,665	Atlantic Union Bankshares Corp.	1,720,200
5,300	Axos Financial, Inc.(1)	333,264
22,169	Banner Corp.	1,320,386
46,816	Cadence Bank	1,491,090
60,108	First Bancorp/Southern Pines, NC	2,499,892
52,504	Old National Bancorp	979,725
		10,080,683
	Transaction & Payment Processing Services-1.1%
64,947	I3 Verticals, Inc., Class A(1)	1,384,021

TOTAL FINANCIALS		21,493,055

HEALTH CARE-13.1%
	Biotechnology-3.1%
51,800	ACADIA Pharmaceuticals, Inc.(1)	796,684
102,700	Arcutis Biotherapeutics, Inc.(1)	955,110
29,300	GRAIL, Inc.(1)	403,168
12,900	Guardant Health, Inc.(1)	295,926
111,200	Recursion Pharmaceuticals, Inc.(1)	732,808
74,400	UroGen Pharma, Ltd.(1)	944,880
		4,128,576
	Health Care Distributors-0.6%
38,036	Patterson Cos., Inc.	830,706

Shares		Value
	Health Care Equipment-1.7%
16,318	Integer Holdings Corp.(1)	$2,121,340

	Health Care Facilities-2.0%
37,733	Select Medical Holdings Corp.	1,315,750
39,363	Surgery Partners, Inc.(1)	1,269,063
		2,584,813
	Health Care Supplies-0.8%
59,696	Neogen Corp.(1)	1,003,490

	Life Sciences Tools & Services-1.2%
31,000	Azenta, Inc.(1)	1,501,640

	Pharmaceuticals-3.2%
13,300	Axsome Therapeutics, Inc.(1)	1,195,271
149,706	Elanco Animal Health, Inc.(1)	2,199,181
11,109	Prestige Brands Holdings, Inc.(1)	800,959
		4,195,411
	Technology-0.5%
26,000	Phreesia, Inc.(1)	592,540

TOTAL HEALTH CARE		16,958,516

INDUSTRIALS-22.9%
	Aerospace & Defense-3.2%
20,500	Moog, Inc., Class A	4,141,410

	Building Products-5.0%
32,839	AAON, Inc.	3,541,358
8,797	Armstrong World Industries, Inc.	1,156,190
24,428	Gibraltar Industries, Inc.(1)	1,708,250
		6,405,798
	Construction & Engineering-6.7%
19,274	Argan, Inc.	1,954,962
35,422	Granite Construction, Inc.	2,808,256
12,965	Quanta Services, Inc.	3,865,515
		8,628,733
	Construction Machinery & Heavy Transportation Equipment-1.4%
48,400	Atmus Filtration Technologies, Inc.	1,816,452

	Heavy Electrical Equipment-0.8%
103,000	Bloom Energy Corp., Class A(1)	1,087,680

	Human Resource & Employment Services-1.9%
32,945	Korn Ferry	2,478,782

	Research & Consulting Services-1.3%
12,363	Science Applications International Corp.	1,721,795

	Trading Companies & Distributors-2.6%
14,705	Applied Industrial Technologies, Inc.	3,281,127

TOTAL INDUSTRIALS		29,561,777

Shares		Value
INFORMATION TECHNOLOGY-17.4%
	Application Software-2.6%
81,254	Box, Inc., Class A(1)	$2,659,443
78,000	Mitek Systems, Inc.(1)	676,260
		3,335,703
	Communications Equipment-0.6%
51,472	Extreme Networks, Inc.(1)	773,624

	Electronic Components-0.8%
59,096	Knowles Corp.(1)	1,065,501

	Electronic Equipment & Instruments-1.6%
13,427	OSI Systems, Inc.(1)	2,038,621

	Electronic Manufacturing Services-2.7%
44,009	Celestica, Inc.(1)	2,249,740
64,291	TTM Technologies, Inc.(1)	1,173,311
		3,423,051
	IT Consulting & Other Services-0.9%
42,656	Hackett Group, Inc.	1,120,573

	Semiconductors-0.8%
15,500	Credo Technology Group Holding, Ltd.(1)	477,400
10,800	Rambus, Inc.(1)	455,976
		933,376
	Systems Software-6.0%
6,656	Qualys, Inc.(1)	855,030
56,896	SentinelOne, Inc., Class A(1)	1,360,952
95,161	Varonis Systems, Inc.(1)	5,376,596
		7,592,578
	Technology Hardware, Storage & Peripherals-1.4%
35,095	Pure Storage, Inc., Class A(1)	1,763,173

TOTAL INFORMATION TECHNOLOGY		22,046,200

MATERIALS-4.1%
	Commodity Chemicals-1.8%
18,350	Hawkins, Inc.	2,339,074

	Metal, Glass & Plastic Containers-0.5%
9,839	Greif, Inc., Class A	616,512

	Specialty Chemicals-0.6%
9,000	HB Fuller Co.	714,420

	Steel-1.2%
9,682	Carpenter Technology Corp.	1,545,054

TOTAL MATERIALS		5,215,060

REAL ESTATE-1.4%
	Health Care REITs-0.7%
46,985	Sabra Health Care REIT, Inc.	874,391

Shares		Value
	Self-Storage REITs-0.7%
17,700	National Storage Affiliates Trust	$853,140

TOTAL REAL ESTATE		1,727,531

UTILITIES-2.2%
	Electric-1.3%
22,500	Ormat Technologies, Inc.	1,731,150

	Multi-Utilities-0.9%
30,000	Avista Corp.	1,162,500

TOTAL UTILITIES		2,893,650

TOTAL COMMON STOCKS
(Cost $76,732,637)		125,553,261

EXCHANGE TRADED FUNDS-1.4%
15,476	iShares® Core S&P Small-Cap® ETF	1,810,073

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,468,019)		1,810,073

SHORT TERM INVESTMENTS-1.0%
	Mutual Funds-1.0%
1,328,585	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.850% (at net asset value)	1,328,585

TOTAL SHORT TERM INVESTMENTS
(Cost $1,328,585)		1,328,585

TOTAL INVESTMENTS-100.2%
(Cost $79,529,241)		128,691,919
OTHER ASSETS AND LIABILITIES-NET(2)-(0.2)%		(221,856)
NET ASSETS-100.0%		$128,470,063

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK LARGE COMPANY FUND

September 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS-99.4%
COMMUNICATION SERVICES-9.3%
	Interactive Media & Services-8.7%
103,260	Alphabet, Inc., Class A	$17,125,671
23,000	Meta Platforms, Inc., Class A	13,166,120
		30,291,791
	Movies & Entertainment-0.6%
5,326	Spotify Technology SA(1)	1,962,791

TOTAL COMMUNICATION SERVICES		32,254,582

CONSUMER DISCRETIONARY-9.9%
	Apparel, Accessories & Luxury Goods-0.6%
7,287	Lululemon Athletica, Inc.(1)	1,977,327

	Auto Manufacturers-0.3%
4,400	Tesla, Inc.(1)	1,151,172

	Broadline Retail-5.3%
98,196	Amazon.com, Inc.(1)	18,296,861

	Footwear-1.5%
103,282	On Holding AG(1)	5,179,592

	Home Improvement Retail-1.2%
9,950	Home Depot, Inc.	4,031,740

	Hotels, Resorts & Cruise Lines-1.0%
13,800	Marriott International, Inc., Class A	3,430,680

TOTAL CONSUMER DISCRETIONARY		34,067,372

CONSUMER STAPLES-4.9%
	Household Products-1.6%
33,107	Procter & Gamble Co.	5,734,132

	Hypermarkets & Super Centers-1.2%
51,400	Walmart, Inc.	4,150,550

	Packaged Foods & Meats-1.1%
52,742	Mondelez International, Inc., Class A	3,885,503

	Soft Drinks & Non-alcoholic Beverages-1.0%
94,058	Keurig Dr Pepper, Inc.	3,525,294

TOTAL CONSUMER STAPLES		17,295,479

ENERGY-4.3%
	Integrated Oil & Gas-1.4%
42,626	Exxon Mobil Corp.	4,996,620

Shares		Value
	Oil & Gas Exploration & Production-2.9%
42,274	ConocoPhillips	$4,450,607
60,843	Devon Energy Corp.	2,380,178
19,000	Diamondback Energy, Inc.	3,275,600
		10,106,385
TOTAL ENERGY		15,103,005

FINANCIALS-11.7%
	Asset Management & Custody Banks-3.2%
6,669	BlackRock, Inc.	6,332,282
243,100	Blue Owl Capital, Inc.	4,706,416
		11,038,698
	Diversified Banks-2.8%
65,900	Fifth Third Bancorp	2,823,156
33,130	JP Morgan Chase & Co.	6,985,792
		9,808,948
	Insurance-0.5%
9,200	Allstate Corp.	1,744,780

	Investment Banking & Brokerage-1.1%
36,221	Morgan Stanley	3,775,677

	Transaction & Payment Processing Services-4.1%
23,883	Mastercard, Inc., Class A	11,793,425
31,251	PayPal Holdings, Inc.(1)	2,438,516
		14,231,941
TOTAL FINANCIALS		40,600,044

HEALTH CARE-12.5%
	Biotechnology-3.4%
29,978	AbbVie, Inc.	5,920,057
18,624	Amgen, Inc.	6,000,839
		11,920,896
	Health Care Equipment-1.8%
56,204	Abbott Laboratories	6,407,818

	Life Sciences Tools & Services-3.0%
14,514	IQVIA Holdings, Inc.(1)	3,439,383
11,179	Thermo Fisher Scientific, Inc.	6,914,994
		10,354,377
	Managed Health Care-2.1%
12,200	UnitedHealth Group, Inc.	7,133,096

	Pharmaceuticals-2.2%
55,904	Merck & Co., Inc.	6,348,458
13,200	Novo Nordisk A/S, ADR	1,571,724
		7,920,182
TOTAL HEALTH CARE		43,736,369

INDUSTRIALS-10.2%
	Aerospace & Defense-3.6%
64,178	RTX Corp.	7,775,806
56,532	Textron, Inc.	5,007,605
		12,783,411

Shares		Value
	Agricultural & Farm Machinery-1.3%
11,164	Deere & Co.	$4,659,072

	Industrial Machinery & Supplies & Components-2.9%
15,600	Chart Industries, Inc.(1)	1,936,584
12,438	Parker-Hannifin Corp.	7,858,577
		9,795,161
	Passenger Ground Transportation-0.8%
38,000	Uber Technologies, Inc.(1)	2,856,080

	Research & Consulting Services-1.6%
29,946	Jacobs Solutions, Inc.	3,919,931
6,747	Verisk Analytics, Inc.	1,807,926
		5,727,857
TOTAL INDUSTRIALS		35,821,581

INFORMATION TECHNOLOGY-32.2%
	Application Software-4.0%
8,036	Adobe, Inc.(1)	4,160,880
17,500	Datadog, Inc., Class A(1)	2,013,550
28,090	Salesforce, Inc.	7,688,514
		13,862,944
	Communications Equipment-0.7%
10,662	F5 Networks, Inc.(1)	2,347,772

	Internet Services & Infrastructure-0.7%
31,600	Shopify, Inc., Class A(1)	2,532,424

	Internet Services & Technology-0.3%
29,946	Amentum Holdings, Inc.(1)	965,759

	Semiconductors-9.5%
35,468	Advanced Micro Devices, Inc.(1)	5,819,589
90,640	Broadcom, Inc.	15,635,400
6,800	First Solar, Inc.(1)	1,696,192
40,592	Marvell Technology Group, Ltd.	2,927,495
56,304	NVIDIA Corp.	6,837,558
		32,916,234
	Systems Software-8.3%
51,564	Microsoft Corp.	22,187,989
37,879	Oracle Corp.	6,454,582
		28,642,571
	Technology Hardware, Storage & Peripherals-8.7%
122,021	Apple, Inc.	28,430,893
13,700	Dell Technologies, Inc.	1,623,998
		30,054,891
TOTAL INFORMATION TECHNOLOGY		111,322,595

MATERIALS-1.7%
	Commodity Chemicals-0.5%
31,600	Dow Chemical Co.	1,726,308

Shares		Value
	Specialty Chemicals-1.2%
31,455	PPG Industries, Inc.	$4,166,529

TOTAL MATERIALS		5,892,837

UTILITIES-2.7%
	Electric Utilities-1.7%
68,369	NextEra Energy, Inc.	5,779,232

	Water Utilities-1.0%
24,662	American Water Works Co., Inc.	3,606,571

TOTAL UTILITIES		9,385,803

TOTAL COMMON STOCKS
(Cost $146,530,266)		345,479,667

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
1,508,788	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.850% (at net asset value)	1,508,788

TOTAL SHORT TERM INVESTMENTS
(Cost $1,508,788)		1,508,788

TOTAL INVESTMENTS-99.8%
(Cost $148,039,054)		346,988,455
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		556,929
NET ASSETS-100.0%		$347,545,384

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

September 30, 2024 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-63.4%
COMMUNICATION SERVICES-3.1%
	Integrated Telecommunication Services-1.8%
82,000	AT&T, Inc.	$1,804,000

	Interactive Media & Services-1.3%
2,370	Meta Platforms, Inc., Class A	1,356,683

TOTAL COMMUNICATION SERVICES		3,160,683

CONSUMER DISCRETIONARY-5.2%
	Footwear-0.6%
7,500	NIKE, Inc., Class B	663,000

	Home Improvement Retail-2.1%
7,773	Lowe's Cos, Inc.	2,105,317

	Other Specialty Retail-0.9%
4,314	Dick's Sporting Goods, Inc.	900,332

	Restaurants-1.6%
3,487	McDonald's Corp.	1,061,826
6,500	Starbucks Corp.	633,685
		1,695,511
TOTAL CONSUMER DISCRETIONARY		5,364,160

CONSUMER STAPLES-7.1%
	Consumer Staples Merchandise Retail-3.5%
12,954	Target Corp.	2,019,010
18,987	Walmart, Inc.	1,533,200
		3,552,210
	Household Products-1.1%
6,200	Procter & Gamble Co.	1,073,840

	Soft Drinks & Non-alcoholic Beverages-2.5%
14,886	PepsiCo, Inc.	2,531,364

TOTAL CONSUMER STAPLES		7,157,414

ENERGY-3.4%
	Integrated Oil & Gas-1.8%
12,713	Chevron Corp.	1,872,244

	Oil & Gas Exploration & Production-0.9%
7,299	EOG Resources, Inc.	897,266

	Oil & Gas Refining & Marketing-0.7%
5,117	Valero Energy Corp.	690,949

TOTAL ENERGY		3,460,459

Shares/Principal Amount		Value
FINANCIALS-8.2%
	Asset Management & Custody Banks-1.3%
15,471	State Street Corp.	$1,368,719

	Diversified Banks-5.0%
13,409	JPMorgan Chase & Co.	2,827,422
8,000	PNC Financial Services Group, Inc.	1,478,800
14,609	US Bancorp	668,070
		4,974,292
	Investment Banking & Brokerage-1.9%
3,805	The Goldman Sachs Group, Inc.	1,883,894

TOTAL FINANCIALS		8,226,905

HEALTH CARE-11.0%
	Biotechnology-3.2%
16,500	AbbVie, Inc.	3,258,420

	Health Care Services-1.9%
30,000	CVS Health Corp.	1,886,400

	Pharmaceuticals-5.9%
2,321	Eli Lilly & Co.	2,056,267
17,956	Merck & Co., Inc.	2,039,083
4,100	Novo Nordisk A/S, ADR	488,187
47,725	Pfizer, Inc.	1,381,162
		5,964,699
TOTAL HEALTH CARE		11,109,519

INDUSTRIALS-6.2%
	Aerospace & Defense-1.3%
5,400	L3Harris Technologies, Inc.	1,284,498

	Agricultural & Farm Machinery-0.7%
1,599	Deere & Co.	667,311

	Air Freight & Logistics-1.3%
9,508	United Parcel Service, Inc., Class B	1,296,321

	Construction Machinery & Heavy Equipment-2.9%
7,525	Caterpillar, Inc.	2,943,178

TOTAL INDUSTRIALS		6,191,308

INFORMATION TECHNOLOGY-15.0%
	Communications Equipment-3.0%
58,222	Cisco Systems, Inc.	3,098,575

	IT Consulting & Other Services-1.4%
6,400	International Business Machines Corp.	1,414,912

	Semiconductors-3.6%
3,432	Analog Devices, Inc.	789,943

Shares/Principal Amount		Value
13,545	Texas Instruments, Inc.	$2,797,991
		3,587,934
	Systems Software-1.9%
4,500	Microsoft Corp.	1,936,350

	Technology Hardware, Storage & Peripherals-5.1%
22,141	Apple, Inc.	5,158,853

TOTAL INFORMATION TECHNOLOGY		15,196,624

MATERIALS-1.0%
	Commodity Chemicals-1.0%
18,200	Dow Chemical Co.	994,266

TOTAL MATERIALS		994,266

REAL ESTATE-1.3%
	Data Center REITs-0.7%
4,400	Digital Realty Trust, Inc. REIT	712,052

	Self-Storage REITs-0.6%
11,408	CubeSmart REIT	614,093

TOTAL REAL ESTATE		1,326,145

UTILITIES-1.9%
	Electric Utilities-1.1%
9,886	Duke Energy Corp.	1,139,856

	Multi-Utilities-0.8%
14,099	Dominion Energy, Inc.	814,781

TOTAL UTILITIES		1,954,637

TOTAL COMMON STOCKS
(Cost $34,582,147)		64,142,120

CORPORATE BONDS-22.3%
	Auto Manufacturers-1.0%
$550,000	American Honda Finance Corp., 1.800%, 1/13/2031	471,852
500,000	PACCAR Financial Corp., 4.450%, 8/6/2027	507,985
		979,837
	Banks-1.2%
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	494,854
150,000	PNC Bank NA, 2.700%, 10/22/2029	137,461
500,000	PNC Financial Services Group, Inc., 1D US SOFR + 2.284%, 10/20/2034(1)	572,724
		1,205,039

Shares/Principal Amount		Value
	Chemicals-0.5%
$500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co LP, 5.125%, 4/1/2025(2)	$499,701

	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 4.400%, 6/1/2032	501,570

	Computers-0.5%
500,000	Dell International LLC / EMC Corp., 5.750%, 2/1/2033	536,779

	Diversified Financial Services-1.5%
500,000	American Express Co., 1D US SOFR + 1.835%, 5/1/2034(1)	513,109
250,000	BlackRock, Inc., 2.400%, 4/30/2030	228,859
500,000	Charles Schwab Corp., 1D US SOFR + 2.50%, 5/19/2034(1)	535,623
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	251,863
		1,529,454
	Diversified Manufacturing-0.5%
500,000	3M Co., 3.375%, 3/1/2029	484,370

	Electric-3.0%
500,000	CenterPoint Energy Houston Electric LLC, 4.450%, 10/1/2032	497,203
500,000	Duke Energy Corp., 4.300%, 3/15/2028	500,695
500,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 2/7/2031	523,096
500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	493,196
500,000	NextEra Energy Capital Holdings, Inc., 5.000%, 7/15/2032	514,828
500,000	Wisconsin Electric Power Co., 4.750%, 9/30/2032	514,856
		3,043,874
	Electronics-0.7%
500,000	Honeywell International, Inc., 4.500%, 1/15/2034	504,649
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	192,779
		697,428
	Engineering&Construction-0.5%
500,000	Jacobs Engineering Group, Inc., 5.900%, 3/1/2033	524,918

	Environmental Control-1.0%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	496,130
500,000	Republic Services, Inc., 5.700%, 5/15/2041	531,013
		1,027,143

Shares/Principal Amount		Value
	Healthcare-Products-0.5%
$500,000	GE HealthCare Technologies, Inc., 5.650%, 11/15/2027	$520,373

	Insurance-1.9%
500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	461,754
400,000	Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	350,279
500,000	MetLife, Inc., 5.875%, 2/6/2041	545,763
500,000	Progressive Corp., 4.950%, 6/15/2033	519,028
		1,876,824
	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	245,369

	Lodging-0.5%
500,000	Marriott International, Inc., 4.900%, 4/15/2029	510,537

	Machinery-Constr&Mining-0.5%
500,000	Caterpillar Financial Services Corp., 3.600%, 8/12/2027	497,052

	Machinery-Diversified-0.5%
500,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	535,893

	Oil&Gas-0.8%
500,000	Marathon Oil Corp., 6.600%, 10/1/2037	571,978
250,000	Phillips 66, 4.650%, 11/15/2034	244,326
		816,304
	Pharmaceuticals-1.1%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	479,139
175,000	AbbVie, Inc., 4.550%, 3/15/2035	175,113
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	249,083
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	203,644
		1,106,979
	Pipelines-0.5%
500,000	ONEOK, Inc., 5.800%, 11/1/2030	532,570

	Regional Banks-1.0%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	991,366

	REITS-0.5%
500,000	Prologis Targeted US Logistics Fund LP, 5.250%, 4/1/2029(2)	515,189

	Retail-2.4%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	246,946

Shares/Principal Amount		Value
$175,000	Home Depot, Inc., 5.875%, 12/16/2036	$195,759
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	501,805
500,000	Target Corp., 4.400%, 1/15/2033	504,807
500,000	Walmart, Inc., 5.250%, 9/1/2035	543,521
500,000	Walmart, Inc., 3.950%, 6/28/2038	480,914
		2,473,752
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	486,254

	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	500,154

TOTAL CORPORATE BONDS
(Cost $22,342,112)		22,638,729

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.5%
	Federal Home Loan Mortgage Corp.-0.1%
116,712	Freddie Mac REMICS, Series 2015-4517, Class PC, 2.500%, 5/15/2044	111,329

	Government National Mortgage Association-0.4%
409,391	Government National Mortgage Association, Series 2018-126, Class DA, 3.500%, 1/20/2048	396,182

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $525,353)		507,511

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.4%
	Commercial Mortgage-Backed Securities-1.4%
1,500,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,476,093

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,534,531)		1,476,093

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-2.9%
	Federal Home Loan Mortgage Corp.-0.3%
47,412	Freddie Mac Gold, Pool G18527, 3.000%, 10/1/2029	46,465
209,562	Freddie Mac Gold Pool, Pool 18707, 3.500%, 9/1/2033	206,830
		253,295

Shares/Principal Amount		Value
	Federal National Mortgage Association-1.9%
$567,214	Fannie Mae, Pool AM6756, 3.570%, 10/1/2029	$556,900
697,945	Fannie Mae Pool, Pool BL5389, 2.710%, 5/1/2027	676,788
136,285	Fannie Mae Pool, Pool MA3621, 3.500%, 3/1/2039	131,738
43,571	Fannie Mae Pool, Pool BN4896, 4.000%, 1/1/2049	42,398
113,349	Fannie Mae Pool, Pool MA3592, 4.000%, 2/1/2049	110,297
344,410	Fannie Mae Pool, Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	351,530
		1,869,651
	Small Business Administration Pools-0.3%
144,546	Small Business Administration Pools, PRIME - 3.50%, 1/25/2042(1)	146,175
191,236	Small Business Administration Pools, PRIME - 3.50%, 7/25/2042(1)	192,862
		339,037
	UMBS Collateral-0.4%
441,053	Fannie Mae Pool, 5.000%, 12/1/2052	442,107

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $2,976,196)		2,904,090

U.S. GOVERNMENT SECURITIES-5.3%
	Federal Home Loan Banks-0.7%
750,000	4.625%, 11/17/2026	765,258

	U.S. Treasury Bond-1.8%
150,000	4.500%, 2/15/2036	160,811
150,000	4.750%, 2/15/2037	163,939
500,000	3.500%, 2/15/2039	477,461
500,000	2.875%, 8/15/2028	487,373
500,000	4.125%, 11/15/2032	514,453
		1,804,037
	U.S. Treasury Note-2.8%
1,500,000	4.500%, 11/30/2024	1,499,461
100,000	3.875%, 11/30/2027	100,891
500,000	4.000%, 12/15/2025	500,869
750,000	3.500%, 1/31/2030	746,397
		2,847,618
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $5,400,327)		5,416,913

TAXABLE MUNICIPAL BONDS-2.4%
	California-0.2%
200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	165,410

Shares/Principal Amount		Value
	Michigan-0.3%
$270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	$270,687

	Ohio-0.6%
660,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	658,470

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	440,677

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	401,956

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	552,255

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,617,010)		2,489,455

SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
960,866	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.850% (at net asset value)	960,866

TOTAL SHORT TERM INVESTMENTS
(Cost $960,866)		960,866

TOTAL INVESTMENTS-99.1%
(Cost $70,938,542)		100,535,777
OTHER ASSETS AND LIABILITIES-NET(3)-0.9%		913,125
NET ASSETS-100.0%		$101,448,902

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of September 30, 2024 was 4.96%

1Y US TI - 1 Year US Treasury Bill as of  September 30, 2024 was 3.98%

PRIME - US Prime Rate as of September 30, 2024 was 8.00%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.

(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities amounted to a value of $1,494,029 or 1.47% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

September 30, 2024 (Unaudited)

Shares/Principal Amount		Value
CORPORATE BONDS-10.4%
	Banks-7.5%
$1,000,000	Citigroup, Inc., 5.400%, 1/20/2026	$998,195
1,000,000	Comerica, Inc., 4.000%, 2/1/2029	968,487
1,000,000	Fifth Third Bank NA, 3.850%, 3/15/2026	989,708
1,000,000	First Citizens BancShares, Inc., 3M CME TERM SOFR + 2.465%, 3/15/2030(1)	978,899
3,000,000	First Horizon Bank, 5.750%, 5/1/2030	3,047,366
500,000	FNB Corp., 4.875%, 10/2/2025	496,231
1,000,000	KeyBank NA/Cleveland OH, 3.400%, 5/20/2026	977,327
1,000,000	KeyCorp, 2.250%, 4/6/2027	946,289
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	503,938
500,000	PNC Financial Services Group, Inc., SOFRINDX + 1.73%, 10/20/2027(1)	522,601
1,000,000	PNC Financial Services Group, Inc., SOFRINDX + 2.14%, 10/28/2033(1)	1,081,075
1,000,000	US Bancorp, 1D US SOFR + 1.60%, 2/1/2034(1)	999,684
1,000,000	Wintrust Financial Corp., 4.850%, 6/6/2029	963,527
		13,473,327
	Biotechnology-1.2%
2,000,000	Amgen, Inc., 5.250%, 3/2/2033	2,082,875

	Pipelines-0.6%
1,000,000	Kinder Morgan, Inc., 5.200%, 6/1/2033	1,012,737

	Retail-1.1%
2,000,000	AutoZone, Inc., 4.750%, 2/1/2033	2,002,547

TOTAL CORPORATE BONDS
(Cost $17,810,372)		18,571,486

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-19.8%
	Agency Collat CMO-10.6%
195,088	Freddie Mac Structured Pass-Through Certificates, Series 2003-55, Class 1A3A, 30D US SOFR + 0.51448%, 3/25/2043(1)	194,615
571,233	Fannie Mae REMIC Trust 2004-W14, Series 2004-W14, Class 1AF, 30D US SOFR + 0.51448%, 7/25/2044(1)	547,908
549,267	Government National Mortgage Association, Series 2010-59, Class FL, 1M CME TERM SOFR + 0.61448%, 5/20/2040(1)	547,911
Shares/Principal Amount		Value
$2,018,834	Freddie Mac Strips, Series 2014-330, Class F4, 30D US SOFR + 0.46448%, 10/15/2037(1)	$1,987,261
2,419,485	Fannie Mae REMICS, Series 2022-76, Class D, 5.500%, 8/25/2045	2,454,818
3,104,760	Fannie Mae REMICS, Series 2022-83, Class DA, 6.000%, 1/25/2048	3,180,532
1,432,981	Freddie Mac REMICS, Series 2023-5374, Class AV, 5.500%, 11/25/2034	1,455,401
2,880,114	Fannie Mae REMICS, Series 2024-6, Class BV, 5.500%, 2/25/2035	2,920,758
2,906,070	Freddie Mac REMICS, Series 2024-5386, Class CV, 5.500%, 2/25/2037	3,014,782
2,532,251	Freddie Mac REMICS, Series 2024-5417, Class E, 5.500%, 12/25/2050	2,581,961
		18,885,947

	Agency Collat PAC CMO-6.1%
6,955,747	Government National Mortgage Association, Series 2013-39, Class AE, 1.750%, 1/20/2043	6,289,829
3,734,739	Freddie Mac REMICS, Series 2020-5020, Class TP, 2.000%, 10/25/2050	3,044,018
1,916,585	Government National Mortgage Association, Series 2021-155, Class PE, 1.500%, 9/20/2051	1,678,356
		11,012,203

	Commercial MBS-1.7%
5,000,000	Government National Mortgage Association, Series 2021-203, Class B, 2.000%, 4/16/2062	3,013,378

	Federal Home Loan Mortgage Corp.-0.3%
605,697	Freddie Mac REMICS, Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	534,151

	Federal National Mortgage Association-0.9%
556,876	Fannie Mae REMICS, Series 2003-W18, Class 2A, 4.710%, 6/25/2043, REMIC (1)	554,821
743,387	Fannie Mae REMICS, Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	684,706
423,687	Fannie Mae REMICS, Series 2019-74, Class LB, 3.000%, 10/25/2049	394,038
		1,633,565

	Government National Mortgage Association-0.2%
467,124	Government National Mortgage Association, Series 2013-38, Class KA, 1.250%, 2/20/2042	425,330

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,202,704)		35,504,574

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-38.8%
	Federal Home Loan Mortgage Corp.-0.6%
$1,036,170	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	$988,814

	FNMA Collateral-2.6%
3,229,891	Fannie Mae Pool, 3.440%, 2/1/2032	3,100,373
1,729,917	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,561,545
		4,661,918
	GNMA2 Collateral-3.8%
2,529,988	Ginnie Mae II Pool, 4.000%, 8/20/2052	2,417,576
2,703,169	Ginnie Mae II Pool, 5.500%, 11/20/2052	2,719,619
1,595,494	Ginnie Mae II Pool, 5.500%, 12/20/2052	1,605,305
		6,742,500
	Government National Mortgage Association-0.0%(2)
82,500	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	82,598

	UMBS Collateral-31.8%
4,318,876	Freddie Mac Pool, 4.000%, 6/1/2052	4,151,856
4,404,634	Freddie Mac Pool, 4.500%, 10/1/2052	4,331,557
2,731,389	Freddie Mac Pool, 4.000%, 11/1/2052	2,623,963
4,461,979	Freddie Mac Pool, 5.000%, 1/1/2053	4,466,275
4,553,090	Freddie Mac Pool, 5.000%, 2/1/2053	4,555,833
929,475	Freddie Mac Pool, 5.500%, 9/1/2053	940,733
3,633,334	Freddie Mac Pool, 6.000%, 9/1/2053	3,715,908
1,842,906	Fannie Mae Pool, 4.500%, 7/1/2042	1,848,062
3,990,799	Fannie Mae Pool, 4.500%, 10/1/2042	4,001,176
4,097,612	Fannie Mae Pool, 4.500%, 11/1/2042	4,120,818
1,874,757	Fannie Mae Pool, 4.500%, 1/1/2043	1,885,375
2,262,638	Fannie Mae Pool, 5.500%, 1/1/2043	2,323,267
4,298,490	Fannie Mae Pool, 4.000%, 6/1/2052	4,129,437
4,294,593	Fannie Mae Pool, 4.500%, 7/1/2052	4,228,655
2,546,902	Fannie Mae Pool, 5.500%, 11/1/2052	2,583,639
2,433,112	Fannie Mae Pool, 6.000%, 11/1/2052	2,496,571
4,435,408	Fannie Mae Pool, 5.000%, 2/1/2053	4,438,080
		56,841,205
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $69,796,485)		69,317,035

U.S. GOVERNMENT SECURITIES-28.6%
	Federal Farm Credit Banks Funding Corp.-2.2%
2,000,000	3.730%, 10/22/2032	1,970,978
2,000,000	4.000%, 2/9/2033	1,999,849
		3,970,827
	Federal Home Loan Banks-1.1%
2,000,000	3.700%, 6/22/2035	1,934,601

	Federal Home Loan Mortgage Corp.-1.2%
2,161,000	5.650%, 4/30/2027	2,158,942
Shares/Principal Amount		Value
	Tennessee Valley Authority-0.6%
$1,000,000	5.880%, 4/1/2036	$1,158,575

	U.S. Treasury Bond-6.4%
1,000,000	3.750%, 11/15/2043	941,094
1,000,000	1.125%, 8/15/2040	655,430
2,000,000	1.750%, 8/15/2041	1,418,867
2,000,000	2.000%, 11/15/2041	1,471,289
2,000,000	2.375%, 2/15/2042	1,558,438
3,000,000	2.875%, 5/15/2028	2,928,867
2,500,000	2.875%, 8/15/2028	2,436,865
		11,410,850
	U.S. Treasury Note-6.7%
2,000,000	1.500%, 2/15/2030	1,796,250
2,000,000	0.625%, 8/15/2030	1,685,898
2,500,000	2.750%, 5/31/2029	2,411,084
1,000,000	3.875%, 12/31/2027	1,009,746
1,000,000	3.875%, 1/15/2026	1,000,664
3,000,000	4.000%, 2/15/2026	3,008,555
1,000,000	4.625%, 3/15/2026	1,012,129
		11,924,326
	United States Treasury Strip Coupon-10.4%
2,200,000	–%, 2/15/2040(3)	1,144,288
2,150,000	–%, 5/15/2040(3)	1,103,894
2,200,000	–%, 11/15/2040(3)	1,101,019
2,300,000	–%, 2/15/2041(3)	1,136,464
2,200,000	–%, 5/15/2041(3)	1,074,942
2,275,000	–%, 8/15/2041(3)	1,097,965
2,220,000	–%, 2/15/2042(3)	1,045,546
4,565,000	–%, 5/15/2042(3)	2,117,005
2,265,000	–%, 8/15/2042(3)	1,035,937
2,400,000	–%, 11/15/2042(3)	1,083,572
2,320,000	–%, 2/15/2043(3)	1,034,468
3,000,000	–%, 5/15/2043(3)	1,325,132
2,500,000	–%, 8/15/2043(3)	1,088,281
2,500,000	–%, 11/15/2043(3)	1,076,793
2,440,000	–%, 2/15/2044(3)	1,037,895
2,475,000	–%, 5/15/2044(3)	1,040,005
		18,543,206
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $50,034,420)		51,101,327

TAXABLE MUNICIPAL BONDS-1.8%
	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	585,295

	Michigan-0.6%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,111,913

Shares/Principal Amount		Value
	Ohio-0.3%
$565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	$494,042

	Pennsylvania-0.0%(2)
50,000	Borough of Columbia PA, 2.540%, 6/15/2038	39,543

	West Virginia-0.6%
1,000,000	Wheeling Municipal Building Commission, 5.558%, 8/1/2037	1,046,880

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $3,595,511)		3,277,673

TOTAL INVESTMENTS-99.4%
(Cost $179,439,492)		177,772,095
OTHER ASSETS AND LIABILITIES-NET(4)-0.6%		1,121,688
NET ASSETS-100.0%		$178,893,783

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

Reference Rates:
1D US SOFR - 1 Day SOFR as of September 30, 2024 was 4.96%
30D US SOFR - 30 Days SOFR as of September 30, 2024 was 5.16%
1M CME TERM SOFR - 1 Month CME TERM SOFR as of September 30, 2024 was 4.85%
3M CME TERM SOFR - 3 Month CME TERM SOFR as of September 30, 2024 was 4.59%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Amount represents less than 0.05% of net assets.
(3)	Is Zero Coupon
(4)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2024 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-95.5%
	Pennsylvania-0.4%
$335,000	Quakertown Community School District, 4.000%, 9/1/2039	$335,039

	West Virginia-95.1%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	485,212
750,000	2.000%, 6/1/2040	560,424
400,000	4.000%, 6/1/2040	403,488
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,500,408
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	368,622
450,000	Series C, 3.400%, 12/1/2034	449,499
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	380,368
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	285,397
950,000	5.000%, 6/1/2028	986,076
655,000	5.000%, 6/1/2029	679,547
620,000	Series A, 5.300%, 3/1/2029	621,685
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	911,449
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,716,528
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	257,112
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	595,098
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	347,002
315,000	3.000%, 6/1/2041	280,078
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
620,000	Series A, 4.000%, 3/1/2029	632,241
310,000	Series B, 4.000%, 6/1/2031	316,051
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	315,458
275,000	4.000%, 7/1/2032	279,108
Shares/Principal Amount		Value
$300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	$251,392
600,000	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series B, 4.000%, 12/1/2027	597,228
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	523,243
500,000	4.000%, 6/1/2036	521,739
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	885,922
680,000	3.000%, 11/1/2041	591,165
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	103,579
225,000	Series C, 3.400%, 11/1/2031	208,605
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	370,988
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	489,341
500,000	2.000%, 10/1/2031	435,055
640,000	2.250%, 10/1/2032	553,468
565,000	2.500%, 10/1/2033	495,382
750,000	Greenbrier County Public Service, Series A, 5.000%, 10/1/2037	829,773
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	334,037
380,000	Series A, 3.000%, 1/1/2031	346,209
1,660,000	Series A, 4.250%, 1/1/2035	1,660,990
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,255,790
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	930,754
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,408,213
850,000	Lewis County Building Commission, 4.750%, 2/1/2038	876,182
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,856,599
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,978,396
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	501,603
500,000	4.000%, 12/1/2034	528,007
1,500,000	3.000%, 12/1/2040	1,370,229
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,435,477
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	200,035

Shares/Principal Amount		Value
	Morgantown, West Virginia, Utility Board Revenue Bonds:
$1,000,000	Series A, 4.000%, 12/1/2029	$1,027,829
1,210,000	Series A, 4.000%, 12/1/2030	1,240,366
1,000,000	Series A, 4.000%, 12/1/2031	1,022,606
1,030,000	Moundsville Building Commission, 4.000%, 8/1/2037	1,047,172
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,894,847
635,000	3.000%, 6/1/2034	612,058
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	519,872
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	956,637
1,150,000	3.000%, 11/1/2040	1,052,163
1,000,000	3.000%, 4/1/2041	899,291
1,000,000	3.000%, 6/1/2041	896,826
1,000,000	3.625%, 12/1/2045	858,573
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	959,342
880,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	880,070
	State of West Virginia:
500,000	5.000%, 6/1/2035	533,281
1,000,000	5.000%, 12/1/2040	1,050,674
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	795,174
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	532,665
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	671,856
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,651,987
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
310,000	Series C, 3.500%, 6/1/2030	310,859
600,000	Series D, 3.250%, 6/1/2028	601,703
355,000	Series D, 3.500%, 6/1/2030	355,984
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,054,500
100,000	West Virginia Higher Education Policy Commission, 4.000%, 4/1/2034	100,016
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,809,787
Shares/Principal Amount		Value
$400,000	Series B, 3.600%, 4/1/2027	$400,118
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,017,728
	West Virginia Housing Development Fund:
500,000	3.450%, 5/1/2030	504,467
1,100,000	3.450%, 11/1/2030	1,107,250
500,000	2.000%, 11/1/2032	429,270
1,500,000	3.700%, 11/1/2032	1,507,288
1,000,000	4.100%, 11/1/2033	1,042,860
375,000	3.800%, 5/1/2034	380,421
500,000	3.375%, 11/1/2034	492,972
370,000	3.850%, 11/1/2034	375,785
500,000	4.375%, 5/1/2035	520,040
800,000	2.050%, 11/1/2035	660,056
500,000	3.800%, 5/1/2036	501,808
575,000	3.800%, 11/1/2037	581,572
1,500,000	4.150%, 11/1/2038	1,545,321
1,000,000	4.150%, 11/1/2038	1,030,214
1,000,000	4.000%, 11/1/2039	1,017,979
500,000	4.450%, 11/1/2043	510,041
1,000,000	4.300%, 11/1/2044	1,003,508
500,000	4.700%, 11/1/2044	515,929
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	515,973
535,000	Series A, 5.000%, 7/1/2027	535,904
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	300,034
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	498,514
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	504,550
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, 3.450%, 11/1/2033	500,340
630,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	654,835
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,022,004
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	500,477
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	521,239

Shares/Principal Amount		Value
$2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	$2,723,419
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
800,000	Series A-II, 3.000%, 11/1/2027	804,627
300,000	Series A-II, 3.125%, 11/1/2028	302,436
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,006,516
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	829,987
500,000	Wyoming County Board of Education, 4.000%, 6/1/2039	519,772
		87,131,644
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $91,225,641)		87,466,683

SHORT TERM INVESTMENTS-5.2%
	Mutual Funds-5.2%
4,778,051	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.850% (at net asset value)	4,778,051

TOTAL SHORT TERM INVESTMENTS
(Cost $4,778,051)		4,778,051

TOTAL INVESTMENTS-100.7%
(Cost $96,003,692)		92,244,734
OTHER ASSETS AND LIABILITIES-NET(3)-(0.7)%		(664,430)
NET ASSETS-100.0%		$91,580,304

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities amounted to a value of $2,255,790 or 2.46% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK TACTICAL OPPORTUNITY FUND

September 30, 2024 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-98.9%
BROAD DOMESTIC EQUITY-9.3%
7,839	SPDR® S&P 500® ETF Trust	$4,497,705

TOTAL BROAD DOMESTIC EQUITY		4,497,705

BROAD DOMESTIC FIXED INCOME-39.6%
72,791	iShares® 1-3 Year Treasury Bond ETF	6,052,572
59,038	iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,670,113
63,952	iShares® Core U.S. Aggregate Bond ETF	6,476,419

TOTAL BROAD DOMESTIC FIXED INCOME		19,199,104

COMMODITIES-10.6%
156,995	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,108,443
12,476	SPDR® Gold Shares(1)	3,032,416

TOTAL COMMODITIES		5,140,859

INTERNATIONAL (EX. U.S.) EQUITY-5.0%
42,137	iShares® MSCI ACWI ex U.S. ETF	2,411,079

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		2,411,079

U.S. SECTOR FOCUSED EQUITY-14.9%
14,252	Consumer Staples Select Sector SPDR® Fund	1,182,916
23,594	Energy Select Sector SPDR® Fund	2,071,553
29,478	Financial Select Sector SPDR® Fund	1,335,943
10,326	Industrial Select Sector SPDR® Fund	1,398,554
8,647	iShares® Biotechnology ETF	1,259,003

TOTAL U.S. SECTOR FOCUSED EQUITY		7,247,969

U.S. SMALL AND MID CAP EQUITY-8.3%
18,132	iShares® Russell 2000® ETF	4,005,178

TOTAL U.S. SMALL AND MID CAP EQUITY		4,005,178

U.S. VALUE COMPANY FOCUSED EQUITY-11.2%
42,341	Vanguard® Mega Cap Value ETF	5,431,503

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		5,431,503

TOTAL EXCHANGE TRADED FUNDS
(Cost $40,268,298)		47,933,397
Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-1.0%
Mutual Funds-1.0%
501,204	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.850% (at net asset value)	$501,204

TOTAL SHORT TERM INVESTMENTS
(Cost $501,204)	501,204

TOTAL INVESTMENTS-99.9%
(Cost $40,769,502)	48,434,601
OTHER ASSETS AND LIABILITIES-NET(2)-0.1%	47,579
NET ASSETS-100.0%	$48,482,180

Investment Abbreviations:
SPDR- Standard and Poor's Depository Receipt

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2024.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2024 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2024, in valuing the Funds’ investments carried at value:

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$64,142,120	$–	$–	$64,142,120
Corporate Bonds	–	22,638,729	–	22,638,729
U.S. Government Agency - Collateralized Mortgage Obligations	–	507,511	–	507,511
Commercial Mortgage-Backed Securities	–	1,476,093	–	1,476,093
U.S. Government Agency - Mortgage-Backed Securities	–	2,904,090	–	2,904,090
U.S. Government Securities	–	5,416,913	–	5,416,913
Taxable Municipal Bonds	–	2,489,455	–	2,489,455
Short Term Investments	960,866	–	–	960,866
Total	$65,102,986	$35,432,791	$–	$100,535,777

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$18,571,486	$–	$18,571,486
U.S. Government Agency - Collateralized Mortgage Obligations	–	35,504,574	–	35,504,574
U.S. Government Agency - Mortgage-Backed Securities	–	69,317,035	–	69,317,035
U.S. Government Securities	–	51,101,327	–	51,101,327
Taxable Municipal Bonds	–	3,277,673	–	3,277,673
Total	$–	$177,772,095	$–	$177,772,095

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$87,466,683	$–	$87,466,683
Short Term Investments	4,778,051	–	–	4,778,051
Total	$4,778,051	$87,466,683	$–	$92,244,734

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$47,933,397	$–	$–	$47,933,397
Short Term Investments	501,204	–	–	501,204
Total	$48,434,601	$–	$–	$48,434,601

Large Company Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$345,479,667	$–	$–	$345,479,667
Short Term Investments	1,508,788	–	–	1,508,788
Total	$346,988,455	$–	$–	$346,988,455

Small Company Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$125,553,261	$–	$–	$125,553,261
Exchange Traded Funds	1,810,073	–	–	1,810,073
Short Term Investments	1,328,585	–	–	1,328,585
Total	$128,691,919	$–	$–	$128,691,919

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2024. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of September 30, 2024, 30% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.